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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08413

Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 7 of its series, Evergreen; Blue Chip, Equity Income, Growth and Income, Large Cap Value, Mid Cap Value, Small Cap Value and Special Values Fund, for the quarter ended October 31, 2004. These 7 series have a July 31 fiscal year end.

Date of reporting period:	October 31, 2004

Item 1 — Schedule of Investments

EVERGREEN BLUE CHIP FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 11.8%
Auto Components 0.5%
Lear Corp.	34,400	$1,854,848

Hotels, Restaurants & Leisure 0.6%
Starbucks Corp.*	40,400	2,136,352

Household Durables 0.7%
Pulte Homes, Inc.	44,100	2,420,208

Internet & Catalog Retail 0.7%
eBay, Inc.*	24,300	2,371,923

Media 2.3%
Comcast Corp., Class A*	92,981	2,742,940
Viacom, Inc., Class A	13,867	513,911
Viacom, Inc., Class B	133,000	4,853,170

		8,110,021

Multi-line Retail 1.1%
Nordstrom, Inc.	94,100	4,063,238

Specialty Retail 3.9%
Best Buy Co., Inc.	70,000	4,145,400
Chico's FAS, Inc.*	36,900	1,477,107
Lowe's Companies, Inc.	100,100	5,633,628
Staples, Inc.*	96,269	2,863,040

		14,119,175

Textiles, Apparel & Luxury Goods 2.0%
Nike, Inc., Class B	46,500	3,780,915
Polo Ralph Lauren Corp., Class A	89,797	3,316,203

		7,097,118

CONSUMER STAPLES 8.5%
Beverages 2.1%
Diageo plc	225,200	3,009,811
PepsiCo, Inc.	90,400	4,482,032

		7,491,843

Food & Staples Retailing 4.9%
BJ's Wholesale Club, Inc.*	133,000	3,860,990
CVS Corp.	122,600	5,328,196
Wal-Mart Stores, Inc.	154,725	8,342,772

		17,531,958

Household Products 1.5%
Procter & Gamble Co.	107,100	5,481,378

ENERGY 6.9%
Energy Equipment & Services 0.5%
Schlumberger, Ltd.	29,400	1,850,436

Oil & Gas 6.4%
Apache Corp.	82,900	4,203,030
BP plc, ADR	121,300	7,065,725
Exxon Mobil Corp.	193,518	9,524,956
Occidental Petroleum Corp.	37,800	2,110,374

		22,904,085

[1]

EVERGREEN BLUE CHIP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.0%
Capital Markets 2.5%
Goldman Sachs Group, Inc.	43,100	$4,240,178
Morgan Stanley	94,681	4,837,252

		9,077,430

Commercial Banks 6.0%
Bank of America Corp.	224,140	10,039,231
North Fork Bancorp, Inc.	49,600	2,187,360
U.S. Bancorp	63,680	1,821,885
Wells Fargo & Co.	60,250	3,598,130
Zions Bancorp	59,600	3,943,732

		21,590,338

Consumer Finance 2.2%
American Express Co.	90,400	4,797,528
Capital One Financial Corp.	43,000	3,171,680

		7,969,208

Diversified Financial Services 4.8%
Citigroup, Inc.	258,466	11,468,136
JPMorgan Chase & Co.	143,676	5,545,894

		17,014,030

Insurance 2.0%
American International Group, Inc.	78,016	4,736,351
MetLife, Inc.	63,900	2,450,565

		7,186,916

Thrifts & Mortgage Finance 1.5%
Countrywide Financial Corp.	47,100	1,503,903
Freddie Mac	54,800	3,649,680

		5,153,583

HEALTH CARE 12.4%
Biotechnology 1.3%
Amgen, Inc.*	66,000	3,748,800
Genentech, Inc.*	22,440	1,021,693

		4,770,493

Health Care Equipment & Supplies 3.2%
Medtronic, Inc.	44,400	2,269,284
Millipore Corp.*	61,000	2,805,390
St. Jude Medical, Inc.*	48,300	3,698,331
Zimmer Holdings, Inc.*	34,538	2,679,803

		11,452,808

Health Care Providers & Services 3.1%
Aetna, Inc.	42,900	4,075,500
Anthem, Inc.*	38,700	3,111,480
Caremark Rx, Inc.*	126,800	3,800,196

		10,987,176

Pharmaceuticals 4.8%
Abbott Laboratories	56,300	2,400,069
Johnson & Johnson	127,890	7,466,218
Pfizer, Inc.	186,692	5,404,734
Wyeth	48,100	1,907,165

		17,178,186

[2]

EVERGREEN BLUE CHIP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 14.3%
Aerospace & Defense 2.8%
Lockheed Martin Corp.	99,700	$5,492,473
United Technologies Corp.	46,600	4,325,412

		9,817,885

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	23,900	1,892,402

Airlines 0.4%
Southwest Airlines Co.	93,800	1,479,226

Building Products 2.0%
American Standard Companies, Inc.*	83,700	3,060,909
Masco Corp.	121,700	4,169,442

		7,230,351

Commercial Services & Supplies 0.8%
Cendant Corp.	138,700	2,855,833

Electrical Equipment 0.5%
Rockwell Automation, Inc.	43,200	1,801,008

Industrial Conglomerates 5.7%
General Electric Co.	450,350	15,365,942
Tyco International, Ltd.	165,200	5,145,980

		20,511,922

Machinery 1.6%
Deere & Co.	30,100	1,799,378
Dover Corp.	96,700	3,797,409

		5,596,787

INFORMATION TECHNOLOGY 18.5%
Communications Equipment 3.0%
Cisco Systems, Inc.*	164,000	3,150,440
Corning, Inc.*	140,847	1,612,698
Motorola, Inc.	152,200	2,626,972
QUALCOMM, Inc.	80,600	3,369,886

		10,759,996

Computers & Peripherals 3.7%
Dell, Inc.*	129,300	4,533,258
Hewlett-Packard Co.	110,824	2,067,976
International Business Machines Corp.	42,700	3,832,325
Lexmark International, Inc., Class A*	32,286	2,683,290

		13,116,849

IT Services 1.5%
Accenture, Ltd., Class A*	146,500	3,546,765
Cognizant Technology Solutions Corp., Class A*	57,100	1,941,400

		5,488,165

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp.*	136,250	3,096,963
Intel Corp.	211,850	4,715,781
Texas Instruments, Inc.	138,550	3,387,547

		11,200,291

Software 7.2%
Cadence Design Systems, Inc.*	95,400	1,186,776
Citrix Systems, Inc.*	97,600	2,355,088
[3]

EVERGREEN BLUE CHIP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Intuit, Inc.*	45,481	$2,063,018
Microsoft Corp.	447,200	12,517,128
Oracle Corp.*	615,250	7,789,065

		25,911,075

MATERIALS 3.9%
Chemicals 2.4%
Air Products & Chemicals, Inc.	83,500	4,440,530
PPG Industries, Inc.	62,705	3,997,444

		8,437,974

Metals & Mining 0.9%
Alcoa, Inc.	105,200	3,419,000

Paper & Forest Products 0.6%
Weyerhaeuser Co.	32,900	2,060,856

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	174,150	6,809,265

Wireless Telecommunication Services 0.3%
Nextel Partners, Inc., Class A*	73,100	1,231,004

UTILITIES 0.8%
Multi-Utilities & Unregulated Power 0.8%
ONEOK, Inc.	105,000	2,816,100

Total Common Stocks (cost $310,427,111)		352,248,740

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $8,864,074)	8,864,074	8,864,074

Total Investments (cost $319,291,185) 100.8%		361,112,814
Other Assets and Liabilities (0.8%)		(2,840,402)

Net Assets 100.0%		$358,272,412

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $325,699,493. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,786,280 and $3,372,959, respectively, with a net unrealized appreciation of $35,413,321.

[4]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 93.5%
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 0.4%
Triarc Companies, Inc., Class A þ	452,939	$5,145,387

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	188,900	6,447,157

Leisure Equipment & Products 0.5%
Eastman Kodak Co. þ	195,000	5,904,600

Media 1.8%
Clear Channel Communications, Inc.	197,800	6,606,520
Comcast Corp., Class A *	274,200	8,088,900
Viacom, Inc., Class B	243,736	8,893,927

		23,589,347

Multi-line Retail 2.1%
99 Cents Only Stores *þ	386,711	5,959,216
Kohl's Corp. *	117,300	5,954,148
May Department Stores Co.	204,000	5,316,240
Target Corp.	210,788	10,543,616

		27,773,220

Specialty Retail 1.3%
Best Buy Co., Inc.	82,400	4,879,728
Lowe's Companies, Inc.	224,493	12,634,466

		17,514,194

CONSUMER STAPLES 7.2%
Beverages 1.6%
Diageo plc	800,000	10,692,048
PepsiCo, Inc.	207,300	10,277,934

		20,969,982

Food & Staples Retailing 0.9%
CVS Corp.	181,100	7,870,606
Wal-Mart Stores, Inc.	74,000	3,990,080

		11,860,686

Food Products 1.8%
General Mills, Inc.	111,200	4,920,600
H.J. Heinz Co.	278,000	10,105,300
Sara Lee Corp.	357,700	8,327,256

		23,353,156

Household Products 0.8%
Colgate-Palmolive Co.	121,000	5,399,020
Procter & Gamble Co.	102,000	5,220,360

		10,619,380

Tobacco 2.1%
Altria Group, Inc.	570,285	27,636,011

ENERGY 10.9%
Energy Equipment & Services 0.7%
Schlumberger, Ltd.	150,500	9,472,470

Oil & Gas 10.2%
Apache Corp.	136,000	6,895,200
BP plc, ADR	710,747	41,401,013
ChevronTexaco Corp.	430,514	22,843,073
ConocoPhillips	239,100	20,158,521
[1]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Devon Energy Corp.	86,600	$6,405,802
Exxon Mobil Corp.	488,438	24,040,918
Kerr-McGee Corp.	73,792	4,369,962
Occidental Petroleum Corp.	113,500	6,336,705

		132,451,194

FINANCIALS 21.9%
Capital Markets 5.1%
A.G. Edwards, Inc. þ	231,500	8,394,190
Bank of New York Co., Inc.	427,500	13,876,650
Federated Investors, Inc., Class B	185,000	5,363,150
Knight Trading Group, Inc. *þ	700,000	7,273,000
Merrill Lynch & Co., Inc.	257,200	13,873,368
Morgan Stanley	236,794	12,097,806
SEI Investments Co.	138,900	4,999,011

		65,877,175

Commercial Banks 3.5%
Bank of America Corp.	683,000	30,591,570
U.S. Bancorp	546,000	15,621,060

		46,212,630

Consumer Finance 1.8%
American Express Co.	75,000	3,980,250
Capital One Financial Corp.	110,000	8,113,600
First Marblehead Corp. *þ	81,000	4,341,600
MoneyGram International, Inc.	394,239	7,332,845

		23,768,295

Diversified Financial Services 5.3%
Assured Guaranty, Ltd.	973,000	15,976,660
Chicago Mercantile Exchange Holdings, Inc. þ	78	13,707
Citigroup, Inc.	577,558	25,626,248
JPMorgan Chase & Co.	695,400	26,842,440

		68,459,055

Insurance 2.5%
ACE, Ltd.	138,950	5,288,437
American International Group, Inc.	174,673	10,604,398
Hartford Financial Services Group, Inc.	111,300	6,508,824
XL Capital, Ltd.	431,000	10,344,000

		32,745,659

Real Estate 2.5%
American Financial Realty Trust REIT	365,000	5,365,500
Boston Properties, Inc. REIT	115,000	6,867,800
General Growth Properties, Inc. REIT	139,700	4,608,703
Global Signal, Inc. REIT *þ	151,824	3,613,411
New Century Financial Corp. REIT þ	225,000	12,408,750

		32,864,164

Thrifts & Mortgage Finance 1.2%
Washington Mutual, Inc.	399,394	15,460,542

HEALTH CARE 7.6%
Biotechnology 0.8%
Human Genome Sciences, Inc. *þ	355,000	3,652,950
ImClone Systems, Inc. *þ	165,300	7,240,140

		10,893,090

[2]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	238,800	$7,345,488
St. Jude Medical, Inc. *	65,000	4,977,050

		12,322,538

Health Care Providers & Services 0.7%
AmerisourceBergen Corp. þ	166,400	9,158,656

Pharmaceuticals 5.1%
Abbott Laboratories	197,000	8,398,110
Bristol-Myers Squibb Co.	799,645	18,735,682
Eli Lilly & Co.	119,324	6,552,081
Johnson & Johnson	131,641	7,685,202
Pfizer, Inc.	329,030	9,525,418
Schering-Plough Corp.	413,372	7,486,167
Wyeth	215,750	8,554,488

		66,937,148

INDUSTRIALS 11.9%
Aerospace & Defense 1.5%
Honeywell International, Inc.	170,500	5,742,440
Lockheed Martin Corp.	241,100	13,282,199

		19,024,639

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	106,000	8,393,080

Airlines 1.8%
Southwest Airlines Co.	1,461,100	23,041,547

Building Products 0.5%
Masco Corp.	198,500	6,800,610

Commercial Services & Supplies 1.4%
Adesa, Inc. þ	761,000	15,334,150
CDI Corp.	198,600	3,276,900

		18,611,050

Industrial Conglomerates 1.8%
General Electric Co.	695,100	23,716,812

Machinery 3.3%
AGCO Corp. *þ	137,790	2,675,882
Caterpillar, Inc.	74,900	6,032,446
Cummins, Inc.	135,800	9,516,864
Deere & Co.	143,700	8,590,386
Paccar, Inc.	237,907	16,489,334

		43,304,912

Road & Rail 1.0%
Laidlaw International, Inc. *	399,600	6,661,332
Werner Enterprises, Inc.	289,000	6,126,800

		12,788,132

INFORMATION TECHNOLOGY 11.8%
Communications Equipment 0.8%
Cisco Systems, Inc. *	330,500	6,348,905
Corning, Inc. *	387,355	4,435,215

		10,784,120

[3]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp. *	336,650	$7,652,054
Intel Corp.	450,000	10,017,000
Texas Instruments, Inc.	276,700	6,765,315

		24,434,369

Software 9.1%
BEA Systems, Inc. *þ	1,945,800	15,799,896
Cadence Design Systems, Inc. *	1,005,500	12,508,420
Citrix Systems, Inc. *	616,500	14,876,145
Microsoft Corp.	897,994	25,134,852
Oracle Corp. *	4,000,000	50,640,000

		118,959,313

MATERIALS 5.2%
Chemicals 2.5%
Air Products & Chemicals, Inc.	137,800	7,328,204
Dow Chemical Co.	190,000	8,538,600
Lyondell Chemical Co. þ	317,267	7,290,795
PPG Industries, Inc.	140,000	8,925,000

		32,082,599

Metals & Mining 1.8%
Alcoa, Inc.	206,900	6,724,250
GrafTech International, Ltd. *þ	1,460,704	13,526,119
Massey Energy Co. þ	120,990	3,258,261

		23,508,630

Paper & Forest Products 0.9%
MeadWestvaco Corp.	200,000	6,306,000
Weyerhaeuser Co.	88,000	5,512,320

		11,818,320

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.6%
SBC Communications, Inc.	431,543	10,900,776
Sprint Corp.	342,000	7,164,900
Verizon Communications, Inc.	418,455	16,361,591

		34,427,267

Wireless Telecommunication Services 1.8%
Leap Wireless International, Inc. *þ	380,000	7,657,000
Nextel Partners, Inc., Class A *	443,500	7,468,540
Western Wireless Corp., Class A *þ	270,300	7,876,542

		23,002,082

UTILITIES 6.0%
Electric Utilities 4.5%
Allete, Inc. þ	253,666	8,619,571
Cinergy Corp. þ	111,000	4,386,720
Enel SpA	631,196	5,704,957
Entergy Corp.	110,000	7,189,600
Exelon Corp.	160,000	6,339,200
FirstEnergy Corp.	203,000	8,389,990
FPL Group, Inc.	92,500	6,373,250
TXU Corp.	183,133	11,211,402

		58,214,690

[4]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 1.5%
Aquila, Inc. *þ	1,932,600	$6,126,342
Dominion Resources, Inc.	99,000	6,367,680
Public Service Enterprise Group, Inc. þ	165,000	7,027,350

		19,521,372

Total Common Stocks (cost $1,120,756,812)		1,219,869,280

CONVERTIBLE PREFERRED STOCKS 2.3%
FINANCIALS 0.6%
Capital Markets 0.6%
Lehman Brothers Holdings, Inc., 6.25%, 10/15/2007 þ	300,000	7,521,000

HEALTH CARE 1.7%
Health Care Providers & Services 1.3%
Anthem, Inc., 6.00%, 11/15/2004	181,400	16,570,890

Pharmaceuticals 0.4%
Schering-Plough Corp., 6.00%, 09/14/2007	113,000	5,847,750

Total Convertible Preferred Stocks (cost $29,178,031)		29,939,640

	Principal Amount	Value

CONVERTIBLE DEBENTURES 3.4%
CONSUMER DISCRETIONARY 0.7%
Specialty Retail 0.7%
Gap, Inc., 5.75%, 03/15/2009 þ	$6,850,000	8,768,000

HEALTH CARE 0.4%
Biotechnology 0.4%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 144A	6,000,000	5,257,500

INDUSTRIALS 0.5%
Industrial Conglomerates 0.5%
Tyco International Group SA, 2.75%, 01/15/2018	4,700,000	6,656,375

INFORMATION TECHNOLOGY 1.2%
Communications Equipment 1.2%
Lucent Technologies, Inc., Ser. A, 2.75%, 06/15/2023	11,600,000	15,515,000

MATERIALS 0.6%
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 7.00%, 02/11/2011	5,500,000	7,995,625

Total Convertible Debentures (cost $43,426,925)		44,192,500

	Shares	Value

RIGHTS 0.0%
FINANCIALS 0.0%
Real Estate 0.0%
General Growth Properties REIT (cost $0)	13,970	10,617

[5]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional U.S. Government Money Market Fund ø	7,247,833	$7,247,833
Navigator Prime Portfolioþþ	96,602,799	96,602,799

Total Short-Term Investments (cost $103,850,632)		103,850,632

Total Investments (cost $1,297,212,400) 107.1%		1,397,862,669
Other Assets and Liabilities (7.1%)		(93,053,865)

Net Assets 100.0%		$1,304,808,804

þ	All or a portion of this security is on loan.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,299,139,749. The gross unrealized appreciation and depreciation on securities based on tax cost was $124,061,077 and $25,338,157, respectively, with a net unrealized appreciation of $98,722,920.

[6]

EVERGREEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 9.8%
Household Durables 0.5%
Pulte Homes, Inc.	80,662	$4,426,731

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	241,192	8,231,883

Media 2.7%
Comcast Corp., Class A*	226,274	6,675,083
Time Warner, Inc.*	381,929	6,355,298
Viacom, Inc., Class B	246,059	8,978,693

		22,009,074

Multi-line Retail 0.6%
Target Corp.	101,416	5,072,828

Specialty Retail 3.1%
Best Buy Co., Inc.	111,178	6,583,961
Chico's FAS, Inc.	120,883	4,838,947
Home Depot, Inc.	129,000	5,299,320
Lowe's Companies, Inc.	77,600	4,367,328
Staples, Inc.*	142,804	4,246,991

		25,336,547

Textiles, Apparel & Luxury Goods 1.9%
Nike, Inc., Class B	117,313	9,538,720
Polo Ralph Lauren Corp., Class A	163,967	6,055,301

		15,594,021

CONSUMER STAPLES 6.7%
Beverages 1.2%
Diageo plc	426,635	5,702,002
PepsiCo, Inc.	93,435	4,632,508

		10,334,510

Food & Staples Retailing 2.7%
BJ's Wholesale Club, Inc.*Þ	302,391	8,778,411
CVS Corp.	205,385	8,926,032
Wal-Mart Stores, Inc.	78,723	4,244,744

		21,949,187

Food Products 0.8%
General Mills, Inc.	141,306	6,252,790

Household Products 0.7%
Procter & Gamble Co.	115,225	5,897,215

Tobacco 1.3%
Altria Group, Inc.	228,369	11,066,762

ENERGY 10.3%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	78,828	4,961,435

Oil & Gas 9.7%
Apache Corp.	113,800	5,769,660
BP plc, ADR	401,523	23,388,715
ConocoPhillips	131,237	11,064,591
Exxon Mobil Corp.	711,472	35,018,652
Occidental Petroleum Corp.	83,452	4,659,125

		79,900,743

[1]

EVERGREEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (continued)

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 20.7%
Capital Markets 4.2%
Bank of New York Co., Inc.	221,075	$7,176,094
Goldman Sachs Group, Inc.	44,874	4,414,704
Legg Mason, Inc.	73,447	4,679,308
Merrill Lynch & Co., Inc.	88,544	4,776,063
Morgan Stanley	84,406	4,312,303
State Street Corp.	93,911	4,230,691
T. Rowe Price Group, Inc.	95,600	5,331,612

		34,920,775

Commercial Banks 6.9%
Bank of America Corp.	566,117	25,356,380
Comerica, Inc.	86,699	5,332,856
U.S. Bancorp	306,222	8,761,011
Wells Fargo & Co.	221,356	13,219,380
Zions Bancorp	67,469	4,464,424

		57,134,051

Consumer Finance 1.6%
American Express Co.	152,600	8,098,482
Capital One Financial Corp.	65,431	4,826,191

		12,924,673

Diversified Financial Services 4.4%
Citigroup, Inc.	507,914	22,536,144
JPMorgan Chase & Co.	356,184	13,748,703

		36,284,847

Insurance 2.4%
American International Group, Inc.	118,550	7,197,171
Chubb Corp.	60,886	4,391,707
Hartford Financial Services Group, Inc.	69,468	4,062,489
Prudential Financial, Inc.	88,441	4,109,853

		19,761,220

Real Estate 0.7%
Global Signal, Inc. REIT*Þ	220,000	5,236,000

Thrifts & Mortgage Finance 0.5%
PMI Group, Inc.	104,503	4,056,806

HEALTH CARE 8.8%
Biotechnology 0.5%
Amgen, Inc.*	69,912	3,971,002

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	195,215	6,004,813
Millipore Corp.*	120,461	5,540,001
Stryker Corp.*	115,166	4,962,503
Zimmer Holdings, Inc.	36,908	2,863,692

		19,371,009

Health Care Providers & Services 2.4%
Aetna, Inc.	78,947	7,499,965
Anthem, Inc. þ	74,457	5,986,343
Caremark Rx, Inc.*	216,048	6,474,958

		19,961,266

[2]

EVERGREEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (continued)

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.6%
Abbott Laboratories	146,791	$6,257,701
Eli Lilly & Co.	69,430	3,812,401
Johnson & Johnson	225,111	13,141,980
Pfizer, Inc.	209,900	6,076,605

		29,288,687

INDUSTRIALS 12.3%
Aerospace & Defense 2.5%
Honeywell International, Inc.	118,728	3,998,759
Lockheed Martin Corp.	187,558	10,332,570
United Technologies Corp.	65,842	6,111,455

		20,442,784

Building Products 1.2%
Masco Corp.	280,648	9,615,001

Electrical Equipment 0.5%
Rockwell Automation, Inc.	99,677	4,155,534

Industrial Conglomerates 3.0%
General Electric Co.	524,545	17,897,475
Tyco International, Ltd.	230,300	7,173,845

		25,071,320

Machinery 5.1%
AGCO Corp.*Þ	135,710	2,635,488
Caterpillar, Inc.	59,600	4,800,184
Danaher Corp.	75,134	4,142,138
Deere & Co.	66,759	3,990,853
Donaldson Co., Inc. þ	310,663	9,226,691
Dover Corp.	163,671	6,427,360
ITT Industries, Inc.	58,851	4,775,170
Timken Co.	261,717	6,281,208

		42,279,092

INFORMATION TECHNOLOGY 10.9%
Communications Equipment 2.3%
Corning, Inc.*	557,421	6,382,470
Lucent Technologies, Inc.*Þ	1,251,830	4,443,997
Motorola, Inc.	479,690	8,279,449

		19,105,916

Computers & Peripherals 1.4%
International Business Machines Corp.	57,700	5,178,575
Lexmark International, Inc., Class A*	73,680	6,123,545

		11,302,120

IT Services 0.8%
Accenture, Ltd., Class A	258,132	6,249,376

Semiconductors & Semiconductor Equipment 1.7%
Altera Corp.*	226,000	5,136,980
Intel Corp.	220,868	4,916,521
Texas Instruments, Inc.	166,860	4,079,727

		14,133,228

[3]

EVERGREEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (continued)

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.7%
Cadence Design Systems, Inc.*	316,042	$3,931,563
Microsoft Corp.	581,577	16,278,340
Oracle Corp.*	1,456,000	18,432,960

		38,642,863

MATERIALS 7.7%
Chemicals 4.2%
Air Products & Chemicals, Inc.	155,496	8,269,277
Dow Chemical Co.	185,719	8,346,212
Ecolab, Inc.	127,707	4,322,882
Lyondell Chemical Co. þ	190,885	4,386,537
PPG Industries, Inc.	69,794	4,449,368
Praxair, Inc.	107,458	4,534,728

		34,309,004

Containers & Packaging 0.7%
Pactiv Corp.*	262,149	6,210,310

Metals & Mining 1.8%
Alcoa, Inc.	131,055	4,259,287
Massey Energy Co. þ	161,915	4,360,371
Phelps Dodge Corp.	67,883	5,942,478

		14,562,136

Paper & Forest Products 1.0%
Weyerhaeuser Co.	135,089	8,461,975

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.	255,800	6,461,508
Verizon Communications, Inc.	173,000	6,764,300

		13,225,808

Wireless Telecommunication Services 1.6%
Western Wireless Corp., Class A*	460,000	13,404,400

UTILITIES 6.0%
Electric Utilities 5.0%
Allete, Inc.	58,333	1,982,155
Cinergy Corp. þ	60,700	2,398,864
E.ON AG	68,000	5,528,857
Enel	1,122,794	10,148,182
Exelon Corp.	146,200	5,792,444
FirstEnergy Corp.	134,409	5,555,124
TERNA SpA*	650,000	1,582,664
TXU Corp.	140,000	8,570,800

		41,559,090

Multi-Utilities & Unregulated Power 1.0%
Dominion Resources, Inc. þ	61,600	3,962,112
Public Service Enterprise Group, Inc. þ	100,000	4,259,000

		8,221,112

Total Common Stocks (cost $678,674,559)		794,895,131

[4]

EVERGREEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (continued)

October 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 8.7%
MUTUAL FUND SHARES 8.7%
Evergreen Institutional U.S. Government Money Market Fund ø	32,700,042	$32,700,042
Navigator Prime Portfolio þþ	39,417,240	39,417,240

Total Short-Term Investments (cost $72,117,282)		72,117,282

Total Investments (cost $750,791,841) 105.1%		867,012,413
Other Assets and Liabilities (5.1%)		(42,321,641)

Net Assets 100.0%		$824,690,772

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $753,384,300. The gross unrealized appreciation and depreciation on securities based on tax cost was $123,526,401 and $9,898,288, respectively, with a net unrealized appreciation of $113,628,113.

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 19.3%
Auto Components 1.2%
Johnson Controls, Inc.	10,700	$613,645
Lear Corp.	7,700	415,184

		1,028,829

Automobiles 0.6%
Harley-Davidson, Inc.	9,800	564,186

Hotels, Restaurants & Leisure 0.4%
Applebee's International, Inc.	17,300	395,651

Household Durables 2.7%
D.R. Horton, Inc.	16,100	483,000
Hovnanian Enterprises, Inc., Class A	25,600	961,024
Lennar Corp., Class A	10,400	467,792
Standard Pacific Corp.	8,500	477,275

		2,389,091

Media 3.7%
Omnicom Group, Inc.	7,400	583,860
Time Warner, Inc. *	26,600	442,624
Viacom, Inc., Class B	37,800	1,379,322
Walt Disney Co.	35,700	900,354

		3,306,160

Multi-line Retail 3.3%
Dollar General Corp.	78,000	1,501,500
Federated Department Stores, Inc.	28,900	1,458,005

		2,959,505

Specialty Retail 5.0%
Home Depot, Inc.	78,300	3,216,564
Lowe's Companies, Inc.	20,800	1,170,624

		4,387,188

Textiles, Apparel & Luxury Goods 2.4%
Jones Apparel Group, Inc.	35,700	1,260,210
VF Corp.	15,800	850,514

		2,110,724

CONSUMER STAPLES 10.7%
Beverages 0.5%
Constellation Brands, Inc. Class A *	12,000	470,760

Food & Staples Retailing 2.0%
Kroger Co. *	39,100	590,801
SUPERVALU, Inc.	40,700	1,200,243

		1,791,044

Food Products 3.3%
Dean Foods Co. *	29,900	892,515
Sara Lee Corp.	87,000	2,025,360

		2,917,875

Household Products 1.4%
Kimberly-Clark Corp.	20,500	1,223,235

Tobacco 3.5%
Altria Group, Inc.	63,000	3,052,980

[1]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.3%
Oil & Gas 6.3%
Apache Corp.	22,300	$1,130,610
Ashland, Inc.	16,100	927,682
ChevronTexaco Corp.	9,200	488,152
ConocoPhillips	12,300	1,037,013
Exxon Mobil Corp.	41,400	2,037,708

		5,621,165

FINANCIALS 23.0%
Capital Markets 0.7%
Morgan Stanley	12,300	628,407

Commercial Banks 3.0%
Bank of America Corp.	24,200	1,083,918
National City Corp.	11,400	444,258
Wells Fargo & Co.	18,100	1,080,932

		2,609,108

Consumer Finance 2.6%
MBNA Corp.	70,100	1,796,663
Providian Financial Corp. *	33,100	514,705

		2,311,368

Diversified Financial Services 2.4%
Citigroup, Inc.	47,900	2,125,323

Insurance 10.6%
Allstate Corp.	35,000	1,683,150
AMBAC Financial Group, Inc.	5,500	429,330
Assurant, Inc.	24,500	661,010
Chubb Corp.	19,200	1,384,896
CNA Financial Corp. *	19,100	456,490
Hartford Financial Services Group, Inc.	16,900	988,312
Marsh & McLennan Co.	29,500	815,970
MetLife, Inc.	23,300	893,555
Old Republic International Corp.	54,900	1,281,915
Protective Life Corp.	11,800	463,740
UnumProvident Corp. þ	26,500	361,990

		9,420,358

Thrifts & Mortgage Finance 3.7%
Fannie Mae	11,800	827,770
Freddie Mac	16,600	1,105,560
Radian Group, Inc.	9,600	460,128
Washington Mutual, Inc.	22,000	851,620

		3,245,078

HEALTH CARE 13.9%
Health Care Equipment & Supplies 0.7%
Guidant Corp.	8,900	592,918

Health Care Providers & Services 2.5%
Cardinal Health, Inc.	5,100	238,425
CIGNA Corp.	12,600	799,596
UnitedHealth Group, Inc.	16,900	1,223,560

		2,261,581

Pharmaceuticals 10.7%
Johnson & Johnson	45,300	2,644,614
Merck & Co., Inc.	131,100	4,104,741
Pfizer, Inc.	94,700	2,741,565

		9,490,920

[2]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 4.5%
Aerospace & Defense 2.0%
Honeywell International, Inc.	33,000	$1,111,440
United Technologies Corp.	6,900	640,458

		1,751,898

Commercial Services & Supplies 1.0%
Cendant Corp.	44,400	914,196

Industrial Conglomerates 1.0%
General Electric Co.	26,500	904,180

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	10,900	455,729

INFORMATION TECHNOLOGY 7.4%
Computers & Peripherals 4.0%
Dell, Inc. *	39,100	1,370,846
Hewlett-Packard Co.	25,200	470,232
Lexmark International, Inc., Class A *	20,200	1,678,822

		3,519,900

Electronic Equipment & Instruments 0.4%
Tech Data Corp. *	9,200	371,588

IT Services 1.1%
First Data Corp.	23,400	965,952

Software 1.9%
Microsoft Corp.	61,800	1,729,782

TELECOMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 7.5%
BellSouth Corp.	60,500	1,613,535
SBC Communications, Inc.	113,900	2,877,114
Verizon Communications, Inc.	54,600	2,134,860

		6,625,509

UTILITIES 2.1%
Electric Utilities 1.4%
American Electric Power Co., Inc.	35,900	1,182,187

Multi-Utilities & Unregulated Power 0.7%
Sempra Energy	18,800	630,552

Total Common Stocks (cost $81,647,042)		83,954,927

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund ø	4,071,558	4,071,558
Navigator Prime Portfolio þþ	377,625	377,625

Total Short-Term Investments (cost $4,449,183)		4,449,183

Total Investments (cost $86,096,225) 99.7%		88,404,110
Other Assets and Liabilities 0.3%		239,052

Net Assets 100.0%		$88,643,162

*	Non-income producing security
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $86,682,753. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,652,378 and $2,931,021, respectively, with a net unrealized appreciation of $1,721,357.

[3]

EVERGREEN MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 15.3%
Auto Components 2.0%
Lear Corp.	5,500	$296,560

Hotels, Restaurants & Leisure 4.3%
Harrah's Entertainment, Inc.	5,950	348,194
Outback Steakhouse, Inc.	7,800	308,802

		656,996

Household Durables 4.6%
Black & Decker Corp.	4,200	337,176
D.R. Horton, Inc.	5,600	168,000
Lennar Corp., Class A	4,500	202,410

		707,586

Media 2.2%
Interpublic Group of Cos., Inc.*	27,600	338,376

Specialty Retail 2.2%
Ross Stores, Inc.	12,700	333,629

CONSUMER STAPLES 6.3%
Food Products 4.0%
Dean Foods Co.*	9,400	280,590
Smithfield Foods, Inc.*	13,600	329,528

		610,118

Household Products 2.3%
Energizer Holdings, Inc.*	7,400	343,582

ENERGY 7.3%
Oil & Gas 7.3%
Apache Corp.	6,900	349,830
EOG Resources, Inc.	6,100	406,016
Patina Oil & Gas Corp.	12,500	357,500

		1,113,346

FINANCIALS 20.1%
Commercial Banks 11.8%
Associated Banc-Corp	10,000	346,900
Compass Bancshares, Inc.	8,400	401,268
Sky Financial Group, Inc.	13,200	354,816
South Financial Group, Inc.	11,300	339,226
Zions Bancorp	5,500	363,935

		1,806,145

Insurance 3.9%
Old Republic International Corp.	11,800	275,530
RenaissanceRe Holdings, Ltd.	6,800	318,376

		593,906

Thrifts & Mortgage Finance 4.4%
Radian Group, Inc.	6,900	330,717
Sovereign Bancorp, Inc.	15,800	342,070

		672,787

HEALTH CARE 10.9%
Health Care Equipment & Supplies 3.8%
DENTSPLY International, Inc.	6,600	343,266
Hillenbrand Industries, Inc.	4,800	238,944

		582,210

[1]

EVERGREEN MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 7.1%
Coventry Health Care, Inc.*	8,700	$355,830
DaVita, Inc.*	12,700	376,174
Lincare Holdings, Inc.*	9,700	356,572

		1,088,576

INDUSTRIALS 23.1%
Commercial Services & Supplies 6.7%
ARAMARK Corp., Class B	12,700	286,385
Dun & Bradstreet Corp.*	5,700	322,392
Equifax, Inc.	15,600	407,940

		1,016,717

Electrical Equipment 5.3%
Ametek, Inc.	12,500	411,500
Cooper Industries, Ltd., Class A	6,300	402,570

		814,070

Machinery 8.3%
Crane Co.	10,600	295,422
ITT Industries, Inc.	3,600	292,104
Pentair, Inc.	10,100	377,538
SPX Corp.	8,000	306,800

		1,271,864

Road & Rail 2.8%
Yellow Roadway Corp.*	8,700	417,513

INFORMATION TECHNOLOGY 7.5%
Computers & Peripherals 1.9%
Imation Corp.	9,400	293,938

Electronic Equipment & Instruments 3.9%
Arrow Electronics, Inc.*	14,700	352,212
Vishay Intertechnology, Inc.*	19,300	249,549

		601,761

IT Services 1.7%
Unisys Corp.*	23,900	253,818

MATERIALS 7.4%
Chemicals 7.4%
Cytec Industries, Inc.	8,300	386,033
International Flavors & Fragrances, Inc.	9,900	386,595
Lubrizol Corp.	10,100	350,773

		1,123,401

Total Common Stocks (cost $14,172,045)		14,936,899

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Money Market Fund ø (cost $311,938)	311,938	311,938

Total Investments (cost $14,483,983) 99.9%		15,248,837
Other Assets and Liabilities 0.1%		13,566

Net Assets 100.0%		$15,262,403

[2]

EVERGREEN MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $14,557,773. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,285,019 and $593,955, respectively, with a net unrealized appreciation of $691,064.

[3]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 16.5%
Auto Components 2.4%
ArvinMeritor, Inc.	100,000	$1,866,000
BorgWarner, Inc.	85,000	3,942,300
Commercial Vehicle Group, Inc.	99,700	1,612,149

		7,420,449

Hotels, Restaurants & Leisure 0.8%
Ryan's Restaurant Group, Inc. *	170,000	2,378,300

Household Durables 3.1%
Furniture Brands International, Inc.	175,000	3,816,750
WCI Communities, Inc. *	250,000	5,900,000

		9,716,750

Leisure Equipment & Products 0.8%
Callaway Golf Co.	233,200	2,432,276

Media 1.8%
Cadmus Communications Corp.	200,000	2,970,000
Journal Register Co. *	150,000	2,820,000

		5,790,000

Multi-line Retail 1.1%
Shopko Stores, Inc. *	200,000	3,448,000

Specialty Retail 6.5%
Barnes & Noble, Inc. *	150,000	4,990,500
Foot Locker, Inc.	375,000	9,150,000
Group 1 Automotive, Inc. *	118,300	3,346,707
Ross Stores, Inc.	111,800	2,936,986

		20,424,193

CONSUMER STAPLES 2.9%
Food Products 2.3%
Chiquita Brands International, Inc.	210,000	3,784,200
Smithfield Foods, Inc. *	135,300	3,278,319

		7,062,519

Household Products 0.6%
Rayovac Corp. *	80,000	1,992,800

ENERGY 6.8%
Energy Equipment & Services 1.7%
Lone Star Technologies, Inc. *	200,000	5,280,000

Oil & Gas 5.1%
Cimarex Energy Co. *	150,000	5,382,000
Patina Oil & Gas Corp.	175,000	5,005,000
Vintage Petroleum, Inc.	270,000	5,670,000

		16,057,000

FINANCIALS 18.1%
Commercial Banks 7.4%
Alabama National BanCorp	54,600	3,488,940
AmericanWest Bank	54,700	1,085,795
First State Bancorp	96,000	3,388,800
Prosperity Bancshares, Inc.	190,000	5,177,500
Sky Financial Group, Inc.	185,000	4,972,800
South Financial Group, Inc.	170,000	5,103,400

		23,217,235

[1]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.5%
Cash America International, Inc.	150,000	$3,795,000
Rewards Network, Inc. *	181,000	1,000,930

		4,795,930

Insurance 5.2%
Bristol West Holdings, Inc.	197,100	3,390,120
HCC Insurance Holdings, Inc.	115,000	3,415,500
Hilb, Rogal and Hobbs Co.	64,200	2,035,140
RenaissanceRe Holdings, Ltd.	63,000	2,949,660
RLI Corp.	120,000	4,563,600

		16,354,020

Real Estate 1.2%
First Industrial Realty Trust, Inc. REIT	100,000	3,860,000

Thrifts & Mortgage Finance 2.8%
Radian Group, Inc.	55,000	2,636,150
Webster Financial Corp.	125,000	5,975,000

		8,611,150

HEALTH CARE 8.6%
Health Care Equipment & Supplies 2.7%
Cooper Companies, Inc.	100,000	7,035,000
Vital Signs, Inc.	40,810	1,413,046

		8,448,046

Health Care Providers & Services 5.9%
Coventry Health Care, Inc. *	300,000	12,270,000
Owens & Minor, Inc.	240,000	6,285,600

		18,555,600

INDUSTRIALS 24.6%
Aerospace & Defense 0.9%
Herley Industries, Inc. *	160,000	2,811,200

Air Freight & Logistics 1.1%
Pacer International, Inc. *	200,000	3,550,000

Building Products 2.5%
American Woodmark Corp.	131,200	4,878,016
Apogee Enterprises, Inc.	220,000	2,818,200

		7,696,216

Commercial Services & Supplies 4.1%
Banta Corp.	60,800	2,473,344
FTI Consulting, Inc. *	240,000	4,502,400
United Stationers, Inc. *	130,000	5,785,000

		12,760,744

Construction & Engineering 1.6%
Granite Construction, Inc.	210,000	5,098,800

Electrical Equipment 2.0%
Ametek, Inc.	140,000	4,608,800
C&D Technologies, Inc.	100,000	1,790,000

		6,398,800

Machinery 7.8%
AGCO Corp. *	190,000	3,689,800
Barnes Group, Inc.	230,000	5,980,000
Crane Co.	150,000	4,180,500
Pentair, Inc.	170,000	6,354,600
[2]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
SPX Corp.	110,000	$4,218,500
Terex Corp. *	1,800	68,400

		24,491,800

Marine 1.9%
Kirby Corp.	140,000	5,880,000

Road & Rail 2.7%
Yellow Roadway Corp. *	175,000	8,398,250

INFORMATION TECHNOLOGY 9.2%
Communications Equipment 1.3%
Andrew Corp. *	300,000	4,194,000

Computers & Peripherals 1.7%
Imation Corp.	170,000	5,315,900

Electronic Equipment & Instruments 1.9%
Arrow Electronics, Inc. *	245,000	5,870,200

Internet Software & Services 1.0%
United Online, Inc. *	350,000	3,286,500

IT Services 1.8%
Perot Systems Corp., Class A *	355,000	5,690,650

Semiconductors & Semiconductor Equipment 1.5%
Conexant Systems, Inc. *	1,135,800	1,964,934
Cypress Semiconductor Corp. *	250,000	2,632,500

		4,597,434

MATERIALS 7.9%
Chemicals 6.2%
Cytec Industries, Inc.	164,400	7,646,244
Ferro Corp.	200,000	4,214,000
Scotts Co., Class A *	70,000	4,495,400
Wellman, Inc.	400,000	2,952,000

		19,307,644

Containers & Packaging 1.7%
AptarGroup, Inc.	115,000	5,395,800

Total Common Stocks (cost $253,143,586)		296,588,206

SHORT-TERM INVESTMENTS 5.1%
MUTUAL FUND SHARES 5.1%
Evergreen Institutional Money Market Fund ø (cost $15,883,082)	15,883,082	15,883,082

Total Investments (cost $269,026,668) 99.7%		312,471,288
Other Assets and Liabilities 0.3%		867,532

Net Assets 100.0%		$313,338,820

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $268,941,619. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,011,696 and $12,482,027, respectively, with a net unrealized appreciation of $43,529,669.

[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 21.8%
Auto Components 1.0%
Superior Industries International, Inc. Þ	808,059	$22,035,769

Automobiles 0.1%
National RV Holdings, Inc. *	270,514	2,610,460

Hotels, Restaurants & Leisure 6.1%
Jack In The Box, Inc. *Þ	709,033	23,660,431
La Quinta Corp. *	3,357,617	27,028,817
Lone Star Steakhouse & Saloon, Inc.	572,905	13,812,739
O'Charley's, Inc. *Þ	452,203	7,018,191
Papa John's International, Inc. *Þ	363,850	11,745,078
Ryan's Restaurant Group, Inc. *	866,999	12,129,316
Triarc Companies, Inc., Class AÞ	358,658	4,074,355
Triarc Companies, Inc., Class BÞ	2,587,904	29,579,743

		129,048,670

Household Durables 3.5%
Cavco Industries, Inc. *Þ	188,884	7,517,583
Dixie Group, Inc. *	249,500	3,238,510
Ethan Allen Interiors, Inc.Þ	139,034	5,295,805
La-Z-Boy Chair Co.Þ	1,234,000	16,276,460
Libbey, Inc.Þ	170,618	3,096,717
Skyline Corp.Þ	159,999	6,412,760
Snap-on, Inc.	516,900	15,186,522
Tupperware Corp.Þ	966,655	16,133,472

		73,157,829

Leisure Equipment & Products 0.1%
Boyds Collection, Ltd. *	549,500	1,686,965

Media 4.3%
Liberty Corp.Þ	522,437	21,122,128
ProQuest Co. *Þ	328,065	8,549,374
Pulitzer, Inc.Þ	524,062	27,628,549
Scholastic Corp. *Þ	265,233	8,041,864
Valassis Communications, Inc. *Þ	396,942	13,646,866
World Wrestling Entertainment, Inc.	989,346	12,267,890

		91,256,671

Multi-line Retail 0.8%
Neiman Marcus Group, Inc., Class AÞ	270,373	16,446,790

Specialty Retail 2.9%
Burlington Coat Factory Warehouse Corp.	368,200	8,126,174
Deb Shops, Inc.	189,856	4,600,211
Group 1 Automotive, Inc. *	215,655	6,100,880
Payless ShoeSource, Inc. *	1,350,527	12,843,512
Pier 1 Imports, Inc.	497,945	8,938,113
Zale Corp. *	704,437	20,090,543

		60,699,433

Textiles, Apparel & Luxury Goods 3.0%
Cutter & Buck, Inc.	299,950	3,635,394
Kellwood Co.	725,936	22,837,946
Russell Corp.Þ	717,198	12,400,353
Stride Rite Corp.	1,481,156	15,329,965
Superior Uniform Group, Inc.	244,700	3,450,270
Velcro Industries, N.V.Þ	379,421	4,424,049

		62,077,977

[1]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.8%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.Þ	1,378,490	$24,537,122
The Topps Company, Inc.Þ	933,743	9,412,129

		33,949,251

Food Products 3.8%
American Italian Pasta Co., Class AÞ	336,800	6,837,040
Corn Products International, Inc.	431,109	21,210,563
Del Monte Foods Co.Þ	572,636	15,043,148
Delta & Pine Land Co.	1,002,467	26,384,931
Lance, Inc.Þ	187,700	3,168,376
Tootsie Roll Industries, Inc.	195,435	5,925,589

		78,569,647

Household Products 0.4%
Rayovac Corp. *Þ	321,292	8,003,384

Tobacco 1.0%
Universal Corp.Þ	474,850	21,738,633

ENERGY 5.9%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc. *	443,160	21,249,522
Global Industries, Ltd. *	900,728	6,043,885
Tidewater, Inc.Þ	313,290	9,690,060

		36,983,467

Oil & Gas 4.1%
Berry Petroleum Co., Class AÞ	149,413	5,700,106
Cabot Oil & Gas Corp., Class AÞ	363,255	15,369,319
Forest Oil Corp. *Þ	601,221	18,337,240
GMX Resources, Inc. *	290,000	2,105,400
Patina Oil & Gas Corp.	487,376	13,938,954
Stone Energy Corp. *Þ	472,821	19,466,040
Whiting Petroleum Corp. *Þ	399,766	11,865,055

		86,782,114

FINANCIALS 17.0%
Capital Markets 3.9%
Apollo Investment Corp. *	1,003,393	13,646,145
Investment Technology Group *Þ	2,246,509	34,596,239
Knight Trading Group, Inc. *Þ	1,537,583	15,975,487
Piper Jaffray Co., Inc. *Þ	346,900	15,169,937
Westwood Holdings Group, Inc.	133,899	2,430,267

		81,818,075

Commercial Banks 1.3%
First Citizens BancShares, Inc.	141,595	16,701,130
First State Bancorp.Þ	79,128	2,793,218
Mid-State BancsharesÞ	186,200	4,995,746
Washington Trust Bancorp, Inc.Þ	130,899	3,608,886

		28,098,980

Consumer Finance 1.4%
MoneyGram International, Inc.Þ	1,549,263	28,816,292

Diversified Financial Services 1.2%
Assured Guaranty, Ltd.	1,495,200	24,551,184

[2]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.7%
Alfa Corp.	275,100	$3,823,890
CNA Surety Corp. *Þ	675,554	7,951,271
Endurance Specialty Holdings, Ltd.Þ	667,708	22,134,520
Harleysville Group, Inc.	444,411	9,257,081
Hilb, Rogal and Hobbs Co.Þ	66,623	2,111,949
Horace Mann Educators Corp.	415,723	7,067,291
IPC Holdings, Ltd.	551,840	22,327,446
LandAmerica Financial Group, Inc.Þ	306,129	14,985,014
Merchants Group, Inc.	84,084	1,946,545
Navigators Group, Inc. *	247,667	7,303,700
Stewart Information Services Corp.	512,357	21,734,184

		120,642,891

Real Estate 1.8%
Forest City Enterprises, Inc.Þ	340,925	18,733,829
Post Properties, Inc. REIT	611,285	19,616,135

		38,349,964

Thrifts & Mortgage Finance 1.7%
NetBank, Inc. þ	1,567,902	14,550,131
NewAlliance Bancshares, Inc.Þ	1,438,513	19,966,560

		34,516,691

HEALTH CARE 5.5%
Health Care Equipment & Supplies 4.3%
Analogic Corp.Þ	452,853	19,266,631
Edwards Lifesciences Corp. *Þ	431,777	14,758,138
Millipore Corp. *Þ	322,233	14,819,496
SOLA International, Inc. *Þ	291,446	5,589,934
Viasys Healthcare, Inc. *	1,047,891	17,908,457
West Pharmaceutical Services, Inc.	784,948	17,983,159

		90,325,815

Health Care Providers & Services 1.2%
NDCHealth Corp.Þ	323,976	5,439,557
Per-Se Technologies, Inc. *Þ	1,316,744	19,211,295

		24,650,852

INDUSTRIALS 15.2%
Aerospace & Defense 0.6%
GenCorp, Inc.Þ	656,635	9,127,227
Ladish Co., Inc. *	444,500	4,480,560

		13,607,787

Building Products 0.3%
Apogee Enterprises, Inc.	509,398	6,525,388

Commercial Services & Supplies 3.8%
Adesa, Inc.Þ	727,867	14,666,520
Deluxe Corp.Þ	329,577	12,553,588
Heidrick & Struggles International, Inc. *Þ	369,464	10,579,602
John H. Harland Co.Þ	817,641	26,352,569
Spherion Corp. *Þ	972,600	6,992,994
Viad Corp.Þ	401,186	8,637,535

		79,782,808

[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 2.5%
A.O. Smith Corp.Þ	328,619	$8,721,548
Belden, Inc.Þ	1,077,480	23,952,380
Genlyte Group, Inc.	266,005	19,567,328

		52,241,256

Machinery 5.4%
AGCO Corp. *	193,716	3,761,965
Ampco-Pittsburgh Corp.	299,005	3,982,747
Briggs & Stratton Corp.	310,776	22,316,825
EnPro Industries, Inc. *Þ	407,544	8,949,666
Joy Global, Inc.Þ	780,360	26,368,364
Kadant, Inc. *Þ	868,337	15,673,483
Mueller Industries, Inc.	1,059,388	28,243,284
Supreme Industries, Inc., Class A	415,625	2,535,312
Wolverine Tube, Inc. *Þ	179,624	1,787,259

		113,618,905

Road & Rail 2.6%
Arkansas Best Corp.	673,747	26,336,770
Dollar Thrifty Automotive Group, Inc. *Þ	176,860	4,265,863
RailAmerica, Inc. *Þ	403,082	4,470,179
USF Corp.Þ	554,634	19,878,083

		54,950,895

INFORMATION TECHNOLOGY 8.3%
Communications Equipment 1.4%
CommScope, Inc. *Þ	808,302	14,557,519
Enterasys Networks, Inc. *	2,189,618	3,065,465
Harris Corp.	185,873	11,436,766

		29,059,750

Computers & Peripherals 4.0%
Advanced Digital Information Corp. *Þ	480,393	4,299,517
Brocade Communications Systems, Inc. *Þ	1,391,077	9,445,413
Electronics for Imaging, Inc. *	226,300	4,082,452
Imation Corp.Þ	790,340	24,713,932
Intergraph Corp. *Þ	775,510	19,337,342
Quantum Corp. *Þ	3,282,248	8,796,424
Silicon Graphics, Inc. *Þ	3,296,965	4,253,085
Western Digital Corp. *	1,115,300	9,290,449

		84,218,614

Electronic Equipment & Instruments 0.9%
Kemet Corp. *Þ	560,715	4,351,148
Technitrol, Inc. *	941,149	15,359,552

		19,710,700

Semiconductors & Semiconductor Equipment 1.2%
Credence Systems Corp. *Þ	524,829	3,962,459
Lattice Semiconductor Corp. *Þ	1,183,515	5,882,070
Standard Microsystems Corp. *	704,192	15,506,308

		25,350,837

Software 0.8%
Ascential Software Corp. *Þ	189,700	2,672,873
Sybase, Inc. *	198,906	3,148,682
Transaction Systems Architects, Inc., Class A *	596,628	9,781,716

		15,603,271

[4]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 9.9%
Chemicals 3.5%
A. Schulman, Inc.Þ	302,829	$6,011,156
American Pacific Corp.Þ	335,032	2,527,481
Arch Chemicals, Inc.Þ	565,057	16,019,366
FMC Corp. *	351,350	15,406,697
Great Lakes Chemical Corp.Þ	254,156	6,511,477
H.B. Fuller Co.Þ	700,340	18,839,146
Octel Corp.Þ	402,577	7,769,736
Wellman, Inc.Þ	175,353	1,294,105

		74,379,164

Construction Materials 1.1%
Eagle Materials, Inc.Þ	339,831	23,485,720

Containers & Packaging 2.9%
Owens-Illinois, Inc. *Þ	696,418	12,904,626
Packaging Corporation of America	737,460	16,172,498
Rock-Tenn Co., Class AÞ	1,178,899	18,331,879
Silgan Holdings, Inc.	277,352	13,161,739

		60,570,742

Metals & Mining 1.7%
Quanex Corp.	645,628	32,733,340
Roanoke Electric Steel Corp.Þ	220,854	3,235,511

		35,968,851

Paper & Forest Products 0.7%
Deltic Timber Corp.Þ	211,301	8,407,667
Glatfelter	445,683	5,539,840

		13,947,507

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.5%
Commonwealth Telephone Enterprises, Inc. *Þ	714,593	32,606,879

Wireless Telecommunication Services 0.2%
Leap Wireless International, Inc.Þ	222,947	4,492,382

UTILITIES 2.6%
Electric Utilities 1.8%
Allete, Inc.	741,031	25,180,233
El Paso Electric Co. *	787,501	13,111,891

		38,292,124

Gas Utilities 0.8%
Atmos Energy Corp.	622,991	16,079,398

Total Common Stocks (cost $1,658,573,114)		1,991,310,782

PREFERRED STOCKS 0.2%
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Cincinnati Bell, Inc. Þ (cost $3,408,794)	85,700	3,552,265

[5]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.5%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%
Gadzooks, Inc., 5.00%, 10/09/2008 +	$3,915,000	$900,450

INDUSTRIALS 0.4%
Machinery 0.4%
Mueller Industries., Inc., 6.00%, 11/01/2014	9,004,798	8,904,611

Total Convertible Debentures (cost $12,919,798)		9,805,061

	Shares	Value

SHORT-TERM INVESTMENTS 23.1%
MUTUAL FUND SHARES 23.1%
Evergreen Institutional Money Market Fund ø	99,303,517	99,303,517
Navigator Prime Portfolio ÞÞ	387,673,838	387,673,838

Total Short-Term Investments (cost $486,977,355)		486,977,355

Total Investments (cost $2,161,879,061) 118.5%		2,491,645,463
Other Assets and Liabilities (18.5%)		(388,781,677)

Net Assets 100.0%		$2,102,863,786

Þ	All or a portion of this security is on loan.
*	Non-income producing security
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ÞÞ	Represents invesment of cash collateral received for securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $2,164,763,536. The gross unrealized appreciation and depreciation on securities based on tax cost was $383,182,178 and $56,300,251, respectively, with a net unrealized appreciation of $326,881,927.

[6]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

By: /s/ Carol A. Kosel Carol A. Kosel Principal Financial Officer

Date: December 29, 2004